Income Taxes (Details 3) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	[1]	$ 88,395	$ 75,766
Research and development expenses		21,056	9,186
Leasing liabilities		5,350	4,588
Accruals and reserves		460	848
Share-based compensation		8,902	7,758
Deferred IPO costs		0	346
R and D tax credits		351	351
Bad debt		149	157
Unrealized Losses from marketable securities		0	482
Gross deferred tax assets		124,663	99,482
Valuation allowance		(107,682)	(79,211)
Total deferred tax assets		16,981	20,271
Deferred tax liabilities:
Deferred contract acquisition costs		570	391
Leasing assets		4,944	4,570
Property and equipment		171	42
Intangibles		17,790	21,577
Other		13	78
Gross deferred tax liabilities		23,488	26,658
Net deferred taxes		$ (6,507)	$ (6,387)

[1]	Refer to note 8g.